MORTGAGE-BACKED SECURITIES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Held to Maturity:
Amortized Cost	$ 5,656,963	$ 7,234,139
Total mortgage-backed securities
Held to Maturity:
Amortized Cost	5,656,963	7,234,139
Gross Unrealized Gains	439,264	493,176
Gross Unrealized Losses		(1)
Fair Value	6,096,227	7,727,314
Weighted average yield at end of period (as a percent)	3.76%	3.84%
Available for Sale:
Amortized Cost	292,101	2,751,665
Gross Unrealized Gains	34,221	38,820
Gross Unrealized Losses		(38,614)
Estimated Fair Value	326,322	2,751,871
Weighted average yield at end of period (as a percent)	5.60%	4.23%
Mortgage-backed securities
Held to Maturity:
Amortized Cost	5,651,939	7,227,401
Gross Unrealized Gains	439,210	493,116
Gross Unrealized Losses		(1)
Fair Value	6,091,149	7,720,516
Available for Sale:
Amortized Cost		339,350
Gross Unrealized Gains		38,820
Estimated Fair Value		378,170
Mortgage-backed securities | Freddie Mac
Held to Maturity:
Amortized Cost		12
Gross Unrealized Losses		(1)
Fair Value		11
Mortgage-backed securities | Ginnie Mae
Held to Maturity:
Amortized Cost	89,752	122,417
Gross Unrealized Gains	13,085	18,738
Fair Value	102,837	141,155
Available for Sale:
Amortized Cost	292,101	339,350
Gross Unrealized Gains	34,221	38,820
Estimated Fair Value	326,322	378,170
Mortgage-backed securities | Fannie Mae
Held to Maturity:
Amortized Cost	5,562,187	7,104,972
Gross Unrealized Gains	426,125	474,378
Fair Value	5,988,312	7,579,350
Collateralized mortgage obligations
Held to Maturity:
Amortized Cost	5,024	6,738
Gross Unrealized Gains	54	60
Fair Value	5,078	6,798
Available for Sale:
Amortized Cost		2,412,315
Gross Unrealized Losses		(38,614)
Estimated Fair Value		2,373,701
Collateralized mortgage obligations | Freddie Mac
Held to Maturity:
Amortized Cost	5,024	6,738
Gross Unrealized Gains	54	60
Fair Value	5,078	6,798
Available for Sale:
Amortized Cost		21,396
Gross Unrealized Losses		(38)
Estimated Fair Value		21,358
Collateralized mortgage obligations | Ginnie Mae
Available for Sale:
Amortized Cost		764,669
Gross Unrealized Losses		(11,515)
Estimated Fair Value		753,154
Collateralized mortgage obligations | Fannie Mae
Available for Sale:
Amortized Cost		1,626,250
Gross Unrealized Losses		(27,061)
Estimated Fair Value		$ 1,599,189